RELATED PARTY TRANSACTION	12 Months Ended
Dec. 31, 2014
RELATED PARTY TRANSACTION
RELATED PARTY TRANSACTION

11.RELATED PARTY TRANSACTION

In August 2007, the Company entered into a cooperation agreement with Recruit Holdings Co., Ltd. (“Recruit”), which is a shareholder of the Company, to form a new company under Area Link Co., Ltd. (“Area Link”) to provide coupon advertising services in China. In December 2012, the Company terminated the cooperation agreement with Recruit, the coupon advertising services business owned by Area Link was sold, and the Company recognized a gain from sale with proceeds of RMB1,318. The Company did not have other transactions with Area Link or Recruit during the years ended December 31, 2012, 2013 and 2014.